Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Service Class Shares | SC Goldman Sachs Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM Goldman Sachs Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primary: High-level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Secondary: Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index (which was 1.88 years as of December 31, 2011) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities—both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. Within the overall 30% limit on foreign securities, the fund may invest up to 10% of its net assets in non-covered foreign corporate debt securities and up to 15% of its net assets in covered debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:
  Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.
  Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets. Top-down strategies employed in the fund include duration and cross-sector exposures. Duration is a measure of the fund’s sensitivity to changes in interest rates. The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.
  Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions. Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.
  Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the fund’s risk tolerance and return expectation.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions. Equity securities generally have greater price volatility than fixed income securities.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.49%	3rd Quarter 2009

Lowest	(0.42)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC Goldman Sachs Short Duration Fund | Service Class shares
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	287
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	1,108
2009	rr_AnnualReturn2009	3.52%
2010	rr_AnnualReturn2010	2.16%
2011	rr_AnnualReturn2011	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.42%)
One Year	rr_AverageAnnualReturnYear01	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2008
Service Class Shares | Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees or expenses) | SC Goldman Sachs Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2008